Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Loss from operations:
Formation, general and administrative expenses	$ 588,127	$ 63,421	$ 54,820	$ 781,883	$ 551,852
Listing fees	21,250			42,033	35,417
Insurance expense	16,829			33,473	26,260
Subscription expense	2,747			5,011	1,500
Net loss from operations	(628,953)	(63,421)	(54,820)	(862,400)	(615,029)
Other income:
Interest income on Trust Account	1,528,089			3,048,031	2,637,749
Net other income	1,528,089			3,048,031	2,637,749
Net income (loss)	$ 899,136	$ (63,421)	$ (54,820)	$ 2,185,631	$ 2,022,720
Class A Ordinary Shares
Other income:
Basic weighted average outstanding (in Shares)	17,250,000			17,250,000	8,638,393
Diluted weighted average outstanding (in Shares)	17,250,000			17,250,000	8,638,393
Basic net income per shares (in Dollars per share)	$ 0.04			$ 0.09	$ 0.13
Diluted net income per shares (in Dollars per share)	$ 0.04			$ 0.09	$ 0.13
Class A & Class B Ordinary Shares
Other income:
Basic weighted average outstanding (in Shares)	7,055,603	5,689,655	5,689,655	7,055,603	6,358,978
Diluted weighted average outstanding (in Shares)	7,055,603	5,689,655	5,689,655	7,055,603	6,800,942
Basic net income per shares (in Dollars per share)	$ 0.04	$ (0.01)	$ (0.01)	$ 0.09	$ 0.13
Diluted net income per shares (in Dollars per share)	$ 0.04	$ (0.01)	$ (0.01)	$ 0.09	$ 0.13